Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
20.
Stock-based Compensation

2023 Equity Incentive Plan

The aggregate number of shares of Class A Common Stock initially reserved for future issuance under the 2023 Equity Incentive Plan was 6,000,000 shares. In September 2025, the Board of Directors of the Company approved an amendment to increase the authorized number of shares to 15,000,000. The increase will be submitted to the Company’s stockholders for formal approval at the 2025 annual meeting, although approval is certain given that our largest stockholder, Thomas James Segrave, Jr., has indicated he will vote in favor. The number of shares available for issuance under the 2023 Equity Incentive Plan will be proportionately adjusted for (i) any increase or decrease in the number of issued and outstanding shares resulting from a stock split, reverse stock split, stock dividend, combination or reclassification of the shares, or similar transaction affecting the shares, (ii) any other increase or decrease in the number of issued and outstanding shares effected without receipt of consideration by the Company, or (iii) any other transaction with respect to the Company’s Class A Common Stock including a corporate merger, consolidation, acquisition of property or stock, separation (including a spin-off or other distribution of stock or property), reorganization, liquidation (whether partial or complete), or any similar transaction; provided, however that conversion of any convertible securities of the Company will not be deemed to have been effected without receipt of consideration. The 2023 Equity Incentive Plan will continue in effect for a period of 10 years from the Incentive Plan Effective Date unless sooner terminated. No awards were granted under the 2023 Equity Incentive Plan during the three and nine months ended September 30, 2024 and September 30, 2025. As of September 30, 2025, 10,200,000 shares of the Company's Class A Common Stock were available for future issuance under the 2023 Equity Incentive Plan. The unrecognized compensation expense associated with the outstanding stock options at September 30, 2025 was $7,107. The following table provides additional information about the shares outstanding under the 2023 Equity Incentive Plan:

	September 30, 2025
	Number of Shares	Average Exercise Price	Average Remaining Contractual Period in Years	Aggregate Intrinsic Value
Balance at December 31, 2024	4,800,000	$2.78
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Balance at September 30, 2025	4,800,000	$2.78	9.00	$10,368

Employee Stock Purchase Plan

In connection with the Merger, the Board approved the flyExclusive, Inc. Employee Stock Purchase Plan (the “ESPP”), on November 10, 2023 (the "ESPP Effective Date"), at which time the ESPP became effective, subject to stockholder approval. The ESPP was subsequently approved by the stockholders on December 18, 2023. The ESPP provides eligible employees with a means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of shares of Class A Common Stock initially reserved for future employee purchases under the ESPP was 1,500,000 shares. In September 2025, the Board of Directors of the Company approved an amendment to increase the authorized number of shares to 2,500,000. The increase will be submitted to the Company’s stockholders for formal approval at the 2025 annual meeting, although approval is certain given that our largest stockholder, Thomas James Segrave, Jr., has indicated he will vote in favor. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or when all available shares have been purchased. As of September 30, 2025, no shares had been purchased by employees under the ESPP.

20.
Stock-based Compensation

2023 Equity Incentive Plan

The aggregate number of shares of common stock reserved for future issuance under the 2023 Equity Incentive Plan is 6,000,000 shares. The number of shares available for issuance under the 2023 Equity Incentive Plan will be proportionately adjusted for (i) any increase or decrease in the number of issued and outstanding shares resulting from a stock split, reverse stock split, stock dividend, combination or reclassification of the shares, or similar transaction affecting the shares, (ii) any other increase or decrease in the number of issued and outstanding shares effected without receipt of consideration by the Company, or (iii) any other transaction with respect to the Company’s Class A Common Stock including a corporate merger, consolidation, acquisition of property or stock, separation (including a spin-off or other distribution of stock or property), reorganization, liquidation (whether partial or complete), or any similar transaction; provided, however that conversion of any convertible securities of the Company will not be deemed to have been effected without receipt of consideration. The 2023 Equity Incentive Plan will continue in effect for a period of 10 years from the Incentive Plan Effective Date (which was November 10, 2023) unless sooner terminated. 4,800,000 shares were granted under the 2023 Equity Incentive Plan in the year ended December 31, 2024. No awards were granted under the 2023 Equity Incentive Plan in 2023. As of December 31, 2024, 1,200,000 shares of the Company's Class A Common Stock were available for future issuance under the 2023 Equity Incentive Plan. The weighted-average grant-date fair value of the grants of stock options was $1.79 per share for the options granted during the year ended December 31, 2024. The unrecognized compensation expense associated with the outstanding stock options at December 31, 2024 was $7,839. The following table provides additional information about the shares granted during 2024:

	Number of shares	Average exercise price	Average remaining contractual period in years	Aggregate intrinsic value
Balance at December 31, 2023	—	—
Granted	4,800,000	$2.78
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2024	4,800,000	$2.78	9.75	$1,776

Employee Stock Purchase Plan

The ESPP provides eligible employees of the Company with a convenient means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of common stock reserved for future employee purchases under the ESPP is 1,500,000 shares. The number of shares available for issuance under the ESPP will be adjusted by the administrator in the event of any change affecting the number, class, or terms of the Company’s Common Stock by reason of any stock split, stock dividend, recapitalization, combination of shares, exchange of shares, or other change affecting the outstanding common stock as a class without the Company’s receipt of consideration. Unless otherwise determined by the Compensation Committee of the Board, the ESPP will be administered on the basis of sequential six-month offering periods until the ESPP is terminated: (a) the six (6) month period commencing on January 1 and ending on the following June 30, and (b) the six (6) month period commencing on July 1 and ending on the following December 31. Each person who is an eligible employee on a date of grant will be granted an option for the offering period. Such option will be for up to the whole number of shares to be determined by the lesser of (a) the number of shares obtained by dividing 12,500 by the fair market value of one share determined as of the date of grant, or (b) 50,000 shares. The purchase price per share at which a share may be acquired on a purchase date will be eighty-five percent (85%) of the lesser of: (a) the fair market value of a share on the date of grant, or (b) the fair market value of a share on the purchase date, provided, however, that the Compensation Committee of the Board may, prior to the commencement of any offering period, provide for an option price for such offering period based on a discount of less than fifteen percent (15%) of the fair market value of a share on the date of grant or the purchase date. Shares will be paid for through payroll deductions for those who elect to exercise their option for an option period. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or the purchase of all available shares. As of December 31, 2024, no shares have been purchased by employees under the ESPP.

2023 Share Grants

On December 27, 2023 (the "Grant Date"), 73,600 shares of fully vested Class A Common Stock were granted to employees of flyExclusive as compensation for services provided. The closing stock price as of the Grant Date was utilized to determine the fair value of the grant. The Company recognized the entire fair value of $882 as stock-based compensation within selling, general, and administrative expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023. The $882 was calculated as the 73,600 shares that immediately vested upon the Grant Date, which was the date of the closing of the Merger, multiplied by the Grant Date fair value per share of the Class A Common Stock of $11.98. These grants were not made under the 2023 Equity Incentive Plan.